Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,326,271.60
Previously Paid Amount	0.00
Total Fee Amount	11,231.15
Total Offset Amount	0.00
Net Fee	$ 11,231.15
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A